CONSOLIDATED STATEMENTS OF CASH FLOWS (PARENTHETICAL) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net fair value of assets acquired and liabilities assumed of the company at the date of acquisition:
Total payments for business acquisitions of Aimetis, net of cash acquired	$ 12,113
Total payments for acquisition of a fiber company, net of cash acquired			3,875
Aimetis [Member]
Net fair value of assets acquired and liabilities assumed of the company at the date of acquisition:
Net assets (liabilities) (excluding cash and cash equivalents)	(293)
Intangible assets	4,520
Adjustment to deferred revenue	671
Contingent consideration	(82)
Deferred tax liability, net	(562)
Deferred tax assets
Goodwill	7,859
Total payments for business acquisitions of Aimetis, net of cash acquired	12,113
Aimetis [Member] | Technology [Member]
Net fair value of assets acquired and liabilities assumed of the company at the date of acquisition:
Intangible assets	3,759
Aimetis [Member] | Customer Relationships [Member]
Net fair value of assets acquired and liabilities assumed of the company at the date of acquisition:
Intangible assets	761
Fiber Company [Member]
Net fair value of assets acquired and liabilities assumed of the company at the date of acquisition:
Net assets (liabilities) (excluding cash and cash equivalents)			410
Intangible assets			2,050
Deferred tax liability, net			(819)
Deferred tax assets			474
Goodwill			1,760
Total payments for acquisition of a fiber company, net of cash acquired			3,875
Fiber Company [Member] | Technology [Member]
Net fair value of assets acquired and liabilities assumed of the company at the date of acquisition:
Intangible assets			1,337
Fiber Company [Member] | Customer Relationships [Member]
Net fair value of assets acquired and liabilities assumed of the company at the date of acquisition:
Intangible assets			315
Fiber Company [Member] | Backlog [Member]
Net fair value of assets acquired and liabilities assumed of the company at the date of acquisition:
Intangible assets			$ 398